Equity Investment in Select Income REIT (Tables)	12 Months Ended
Dec. 31, 2017
SIR
Summarized Financial Data of Select Income Realty (SIR)
Consolidated Balance Sheets

	As of December 31,
	2017	2016
Real estate properties, net	$3,905,616	$3,899,792
Properties held for sale	5,829	—
Acquired real estate leases, net	477,577	506,298
Cash and cash equivalents	658,719	22,127
Rents receivable, net	127,672	124,089
Other assets, net	127,617	87,376
Total assets	$5,303,030	$4,639,682

Unsecured revolving credit facility	$—	$327,000
ILPT revolving credit facility	750,000	—
Unsecured term loan, net	348,870	348,373
Senior unsecured notes, net	1,777,425	1,430,300
Mortgage notes payable, net	210,785	245,643
Assumed real estate lease obligations, net	68,783	77,622
Other liabilities	155,348	136,782
Shareholders' equity	1,991,819	2,073,962
Total liabilities and shareholders' equity	$5,303,030	$4,639,682

Consolidated Statements of Income

	Year Ended December 31,
	2017	2016	2015
Rental income	$392,285	$387,015	$364,139
Tenant reimbursements and other income	75,818	74,992	64,226
Total revenues	468,103	462,007	428,365
Real estate taxes	44,131	42,879	37,460
Other operating expenses	55,567	52,957	41,953
Depreciation and amortization	137,672	133,762	122,906
Acquisition and transaction related costs	1,075	306	21,987
General and administrative	54,818	28,602	25,859
Write-off of straight line rents receivable, net	12,517	5,484	—
Loss on asset impairment	4,047	—	—
Loss on impairment of real estate assets	229	—	—
Total expenses	310,056	263,990	250,165
Operating income	158,047	198,017	178,200
Dividend income	1,587	1,268	1,666
Interest expense	(92,870)	(82,620)	(73,885)
Loss on early extinguishment of debt	—	—	(6,845)
Loss on distribution to common shareholders of The RMR Group Inc. common stock	—	—	(23,717)
Income before income tax expense and equity in earnings of an investee	66,764	116,665	75,419
Income tax expense	(466)	(448)	(515)
Equity in earnings of an investee	608	137	20
Net income	66,906	116,354	74,924
Net income allocated to noncontrolling interest	—	(33)	(176)
Net income attributed to SIR	$66,906	$116,321	$74,748

Weighted average common shares outstanding (basic)	89,351	89,304	86,699
Weighted average common shares outstanding (diluted)	89,370	89,324	$86,708
Net income attributed to SIR per common share (basic and diluted)	$0.75	$1.30	$0.86